                       REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES OF
FREEDOM CASH MANAGEMENT FUND
FREEDOM GOVERNMENT SECURITIES FUND
FREEDOM TAX EXEMPT MONEY FUND

     In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Freedom Cash Management Fund and Freedom Government Securities Fund, (each a series of Freedom Mutual Fund) and Freedom Tax Exempt Money Fund (a series of Freedom Group of Tax Exempt Funds) (the "Funds") at December 31, 2001, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the custodian, provide a reasonable basis for our opinion.

     As described in Note 4, it is expected that the Board of Trustees will vote on or about March 28, 2002 to approve the termination of the Freedom Mutual Fund and the Freedom Group of Tax Exempt Funds.

PRICEWATERHOUSECOOPERS LLP
Boston, Massachusetts
February 27, 2002

                          FREEDOM CASH MANAGEMENT FUND

                      INVESTMENTS AS OF DECEMBER 31, 2001

 PRINCIPAL            MATURITY
  AMOUNT       RATE     DATE          VALUE
 ---------     ----   --------        -----
COMMERCIAL PAPER -- 57.3%
ABBEY NATIONAL NORTH AMERICA CORP.
$25,000,000   2.250%  01/18/2002 $   24,973,437
 15,000,000   2.220%  01/22/2002     14,980,575
 30,000,000   2.020%  02/04/2002     29,942,766
 25,000,000   2.080%  04/29/2002     24,829,556
ABN AMRO N.A.
 25,000,000   1.900%  01/10/2002     24,988,125
 25,000,000   1.810%  03/04/2002     24,922,069
 25,000,000   1.800%  03/05/2002     24,921,250
AMERICAN EXPRESS CREDIT CORP.
 25,000,000   3.630%  01/08/2002     24,982,354
 22,350,000   2.420%  01/30/2002     22,306,430
 25,000,000   3.360%  02/19/2002     24,885,667
 22,650,000   1.770%  03/29/2002     22,553,115
AMERICAN GENERAL FINANCE CORP.
 25,000,000   3.630%  01/14/2002     24,967,229
BANK OF NOVA SCOTIA
 15,000,000   1.940%  01/14/2002     14,989,492
 25,000,000   1.840%  02/04/2002     24,956,556
 25,000,000   1.730%  02/11/2002     24,950,743
 30,000,000   1.810%  03/06/2002     29,903,467
BAYERISCHE LANDESBANK GIROZENTRALE
 25,000,000   2.250%  01/14/2002     24,979,687
 25,000,000   2.000%  02/05/2002     24,951,389
 45,000,000   1.990%  02/20/2002     44,875,625
BOARD OF TRUSTEES OF THE LELAND STANFORD JR.
  UNIVERSITY
 12,500,000   1.730%  02/20/2002     12,469,965
CAPITAL ONE FUNDING
 65,282,000   2.100%  01/03/2002     65,282,000
CHEVRON UK INVESTMENT PLC
 10,000,000   1.950%  01/08/2002      9,996,208
 18,000,000   1.820%  04/16/2002     17,904,450
CREDIT SUISSE FIRST BOSTON, INC.
  5,000,000   3.700%  01/10/2002      4,995,375
 32,000,000   3.650%  01/11/2002     31,967,556

 PRINCIPAL            MATURITY
  AMOUNT       RATE     DATE          VALUE
 ---------     ----   --------        -----
DEXIA CLF FINANCE CO.
$20,000,000   2.010%  02/01/2002 $   19,965,383
 25,000,000   1.840%  02/28/2002     24,925,889
 25,000,000   1.860%  02/28/2002     24,925,083
 25,000,000   1.870%  03/07/2002     24,915,590
GENERAL ELECTRIC CAPITAL CORP.
 25,000,000   3.380%  01/04/2002     24,992,958
 16,000,000   3.520%  01/23/2002     15,965,582
 15,000,000   2.450%  01/28/2002     14,972,438
 15,625,000   1.850%  01/30/2002     15,601,714
 17,050,000   1.850%% 02/01/2002     17,022,838
  6,325,000   1.780%  04/30/2002      6,287,784
GENERAL MOTORS ACCEPTANCE CORP.
 25,000,000   3.630%  01/09/2002     24,979,833
GLAXO WELLCOME PLC
 19,300,000   2.340%  01/11/2002     19,287,455
  3,700,000   1.750%  02/14/2002      3,692,086
GOLDMAN SACHS GROUP INC.
 12,000,000   3.350%  01/07/2002     11,993,300
 15,000,000   3.620%  01/08/2002     14,989,442
 25,000,000   2.090%  01/11/2002     24,985,486
 13,550,000   2.170%  02/20/2002     13,509,162
 29,450,000   2.000%  03/05/2002     29,346,925
HALIFAX PLC
 25,000,000   2.080%  02/07/2002     24,946,556
 25,000,000   1.740%  03/08/2002     24,920,250
 13,800,000   1.760%  03/12/2002     13,752,773
 20,000,000   2.240%  03/15/2002     19,909,156
J.P. MORGAN CHASE & CO.
 10,000,000   2.020%  02/19/2002      9,972,506
 20,000,000   1.750%  03/11/2002     20,000,000
 25,000,000   1.820%  04/01/2002     24,886,250
MEDICAL BUILDING FUNDING VIII
 33,500,000   1.950%  01/28/2002     33,451,006
METLIFE FUNDING INC.
  7,297,000   2.020%  01/07/2002      7,294,543

                       See Notes to Financial Statements.

                          FREEDOM CASH MANAGEMENT FUND

 PRINCIPAL            MATURITY
  AMOUNT       RATE     DATE          VALUE
 ---------     ----   --------        -----
COMMERCIAL PAPER -- (CONTINUED)
MONSANTO CO.
$ 9,000,000   2.150%  02/11/2002 $    8,977,963
  9,800,000   2.150%  03/26/2002      9,750,837
 28,200,000   2.070%  03/28/2002     28,060,551
  3,000,000   2.050%  04/01/2002      2,984,625
  5,000,000   2.200%  04/05/2002      4,971,278
 25,000,000   2.250%  04/09/2002     24,846,875
 15,000,000   2.200%  04/24/2002     14,895,475
NATIONAL AUSTRALIA FUNDING(DE)
 25,000,000   1.730%  01/31/2002     24,963,958
 25,000,000   2.330%  03/01/2002     24,904,535
 25,000,000   2.310%  04/03/2002     24,852,417
NATIONAL RURAL UTILITIES COOPERATIVE FINANCE
  CORP.
 14,000,000   2.050%  01/18/2002     13,986,447
  4,956,000   1.770%  01/24/2002      4,950,396
 25,000,000   1.920%  01/24/2002     24,969,333
 11,509,000   1.850%  02/05/2002     11,488,300
  9,650,000   1.880%  02/08/2002      9,630,850
NORTHERN ROCK PLC
 30,000,000   2.120%  01/08/2002     29,987,633
 10,000,000   2.120%  01/09/2002      9,995,289
 25,000,000   2.070%  01/10/2002     24,987,063
 25,000,000   2.100%  01/10/2002     24,986,875
  5,000,000   2.420%  02/05/2002      4,988,236
PFIZER INC.
 27,000,000   1.780%  01/17/2002     26,978,640
 25,000,000   1.850%  01/31/2002     24,961,458
PROCTER & GAMBLE CO.
  8,238,000   2.020%  01/30/2002      8,224,595
 25,000,000   1.730%  02/26/2002     24,932,722
 11,600,000   1.780%  02/26/2002     11,567,881
 25,000,000   1.800%  02/26/2002     24,930,000
 25,000,000   1.770%  03/28/2002     24,894,292
PRUDENTIAL FUNDING CORP.
  5,600,000   2.050%  01/03/2002      5,599,362
 25,000,000   1.920%  01/09/2002     24,989,333
 14,400,000   2.090%  04/25/2002     14,304,696

 PRINCIPAL            MATURITY
  AMOUNT       RATE     DATE          VALUE
 ---------     ----   --------        -----
SOCIETE GENERALE NORTH AMERICA, INC.
$16,000,000   3.570%  01/22/2002 $   15,966,680
  4,700,000   3.380%  02/13/2002      4,681,025
  8,000,000   1.800%  02/25/2002      7,978,000
 16,000,000   2.230%  04/04/2002     15,907,827
TORONTO DOMINION HOLDINGS USA INC.
 10,000,000   3.610%  01/30/2002     10,000,000
 50,000,000   2.000%  02/22/2002     49,855,556
 20,000,000   2.330%  03/04/2002     19,919,744
UBS FINANCE INC.
  6,900,000   3.550%  01/17/2002      6,889,113
 49,178,000   1.770%  02/13/2002     49,074,030
  5,000,000   3.640%  02/20/2002      4,974,722
 20,000,000   1.790%  04/30/2002     19,881,661
USAA CAPITAL CORP.
 16,050,000   1.770%  01/04/2002     16,047,633
 14,414,000   1.970%  02/15/2002     14,378,506
WAL MART FUNDING CORP.
 25,000,000   1.800%  02/04/2002     24,957,500
 50,000,000   1.800%  02/05/2002     49,912,500
                                 --------------
                                  1,963,953,486
                                 --------------
MUNICIPAL SECURITIES -- 0.7%
ARKANSAS STATE DEVELOPMENT FINANCE AUTHORITY
INDUSTRIAL DEVELOPMENT BONDS
 13,750,000   2.130%  01/02/2002     13,750,000
MISSISSIPPI BUSINESS FINANCE CORP.
 10,000,000   2.350%  01/02/2002     10,000,000
                                 --------------
TOTAL MUNICIPAL SECURITIES....       23,750,000
                                 --------------
STRUCTURED FINANCE -- 41.1%
AMSTERDAM FUNDING CORP.
 25,000,000   2.100%  01/02/2002     24,998,542
 24,000,000   2.000%  01/03/2002     23,997,333
 21,000,000   2.020%  01/03/2002     20,997,643
 25,000,000   2.070%  01/10/2002     24,987,063

                       See Notes to Financial Statements.

                          FREEDOM CASH MANAGEMENT FUND

 PRINCIPAL            MATURITY
  AMOUNT       RATE     DATE          VALUE
 ---------     ----   --------        -----
STRUCTURED FINANCE -- (CONTINUED)
ASSET SECURITIZATION COOPERATIVE CORP.
$20,000,000   2.250%  01/11/2002 $   19,987,500
 20,000,000   1.900%  01/17/2002     19,983,111
 23,100,000   2.050%  01/18/2002     23,077,638
 20,000,000   1.850%  01/24/2002     19,976,361
  7,000,000   2.250%  01/29/2002      6,987,750
  4,900,000   1.750%  02/08/2002      4,890,949
CIESCO L.P.
  6,550,000   2.100%  01/17/2002      6,543,887
 28,382,000   1.900%  01/25/2002     28,346,049
COOPERATIVE ASSOCIATION OF TRACTOR
  DEALERS INC. -- A
  6,800,000   3.680%  01/07/2002      6,795,829
  5,100,000   3.670%  01/11/2002      5,094,801
  3,350,000   2.200%  01/23/2002      3,345,455
  6,365,000   2.070%  01/28/2002      6,355,118
  4,000,000   1.920%  01/29/2002      3,994,027
  2,000,000   2.080%  01/29/2002      1,996,764
 15,100,000   2.270%  02/15/2002     15,057,154
  4,400,000   1.750%  02/19/2002      4,389,519
  2,000,000   2.050%  02/26/2002      1,993,622
  2,000,000   1.950%  03/08/2002      1,992,850
 17,200,000   1.830%  03/18/2002     17,133,551
  4,500,000   2.270%  04/15/2002      4,470,490
  8,900,000   2.300%  04/15/2002      8,840,864
COOPERATIVE ASSOCIATION OF TRACTOR
  DEALERS INC. -- B
  7,500,000   2.050%  01/03/2002      7,499,146
 24,900,000   1.820%  01/04/2002     24,896,224
  3,500,000   2.120%  01/04/2002      3,499,382
  1,500,000   2.100%  01/22/2002      1,498,163
  7,700,000   3.550%  01/28/2002      7,679,499
  2,500,000   2.100%  01/31/2002      2,495,625
  1,107,000   1.950%  02/05/2002      1,104,901
  4,000,000   1.950%  02/11/2002      3,991,117
  3,000,000   2.020%  02/12/2002      2,992,930
  4,000,000   2.090%  02/14/2002      3,989,782
  4,800,000   1.900%  03/08/2002      4,783,280
  2,300,000   2.060%  03/20/2002      2,289,734
  9,100,000   2.300%  04/15/2002      9,039,536

 PRINCIPAL            MATURITY
  AMOUNT       RATE     DATE          VALUE
 ---------     ----   --------        -----
DELAWARE FUNDING CORP.
$27,250,000   2.020%  01/15/2002 $   27,228,594
 25,048,000   1.890%  01/22/2002     25,020,385
 11,972,000   1.750%  03/20/2002     11,926,606
EDISON ASSET SECURITIZATION CORP.
 25,000,000   2.090%  01/17/2002     24,976,778
 20,000,000   1.890%  01/25/2002     19,974,800
 25,000,000   1.760%  02/12/2002     24,948,667
 25,000,000   1.830%  02/21/2002     24,935,187
ENTERPRISE FUNDING CORP.
  6,105,000   2.100%  01/07/2002      6,102,863
 12,192,000   2.050%  01/15/2002     12,182,280
 23,037,000   1.880%  01/17/2002     23,017,751
 14,000,000   1.880%  01/25/2002     13,982,453
 12,118,000   2.030%  02/01/2002     12,096,817
 12,450,000   1.800%  03/19/2002     12,402,067
FALCON ASSET SECURITIZATION CORP.
 14,915,000   2.350%  01/08/2002     14,908,185
 24,617,000   2.350%  01/11/2002     24,600,931
 10,000,000   2.060%  01/18/2002      9,990,272
  9,400,000   2.170%  01/22/2002      9,388,101
 10,575,000   1.750%  01/24/2002     10,563,177
  5,345,000   1.950%  02/04/2002      5,335,156
 10,045,000   2.150%  02/04/2002     10,024,603
 10,085,000   1.850%  02/05/2002     10,066,861
FLEET FUNDING CORP.
 25,000,000   1.800%  01/28/2002     24,966,250
 25,000,000   1.740%  02/06/2002     24,956,500
 25,000,000   1.850%  02/15/2002     24,942,187
JUPITER SECURITIES CORP.
  4,766,000   1.860%  02/25/2002      4,752,457
NEW CENTER ASSET TRUST
 35,000,000   2.230%  01/23/2002     34,952,303
 25,000,000   1.740%  02/08/2002     24,954,083

                       See Notes to Financial Statements.

                          FREEDOM CASH MANAGEMENT FUND

 PRINCIPAL            MATURITY
  AMOUNT       RATE     DATE          VALUE
 ---------     ----   --------        -----
STRUCTURED FINANCE -- (CONTINUED)
NEW CENTER ASSET TRUST -- (CONTINUED)
$25,000,000   2.260%  02/08/2002 $   24,940,361
 10,000,000   2.470%  02/28/2002      9,960,206
PARK AVENUE RECEIVABLES CORP.
 25,000,000   2.320%  01/14/2002     24,979,056
 25,000,000   2.320%  01/15/2002     24,977,444
 25,000,000   2.320%  01/16/2002     24,975,833
 10,000,000   1.890%  01/24/2002      9,987,925
PREFERRED RECEIVABLES FUNDING CORP.
 25,000,000   1.800%  02/08/2002     24,952,500
SHEFFIELD RECEIVABLES CORP.
 16,500,000   1.950%  01/07/2002     16,494,637
 22,900,000   1.880%  01/28/2002     22,867,711
 20,080,000   2.080%  01/28/2002     20,048,675
SIGMA FINANCE CORP.
 18,400,000   2.370%  01/07/2002     18,392,732
  4,925,000   3.580%  01/07/2002      4,922,061
  6,200,000   3.440%  02/04/2002      6,179,857
 25,000,000   2.600%  03/21/2002     24,857,361
 11,750,000   2.450%  04/05/2002     11,674,833
 25,000,000   2.260%  04/11/2002     24,843,056
  2,000,000   2.130%  04/24/2002      1,986,628

THREE RIVERS FUNDING CORP.
  5,400,000   1.890%  01/08/2002      5,398,015
 16,520,000   1.900%  01/16/2002     16,506,922
 30,000,000   1.770%  01/22/2002     29,969,025
  6,500,000   1.920%  01/22/2002      6,492,720
  6,100,000   1.880%  01/23/2002      6,092,992
  4,483,000   1.920%  01/23/2002      4,477,740

 PRINCIPAL            MATURITY
  AMOUNT       RATE     DATE          VALUE
 ---------     ----   --------        -----
TRIPLE A ONE FUNDING CORP.
$ 9,042,000   1.850%  01/07/2002 $    9,039,212
 23,645,000   1.840%  01/09/2002     23,635,332
 13,600,000   1.940%  01/09/2002     13,594,137
 16,500,000   2.040%  01/09/2002     16,492,520
  3,700,000   1.780%  01/15/2002      3,697,439
 24,602,000   1.780%  01/16/2002     24,583,754
  3,910,000   1.810%  03/15/2002      3,895,649

WINDMILL FUNDING CORP.
  6,000,000   1.950%  01/10/2002      5,997,075
 14,000,000   2.000%  01/17/2002     13,987,556
 25,000,000   1.770%  02/06/2002     24,955,750
 25,000,000   1.890%  02/06/2002     24,952,750
 25,000,000   1.840%  02/20/2002     24,936,111
                                 --------------
TOTAL STRUCTURED FINANCE......    1,410,935,078
                                 --------------
TOTAL INVESTMENTS -- 99.1%....    3,398,638,564(a)
Other Assets & Liabilities,
  Net -- 0.9%.................       29,267,902
                                 --------------
TOTAL NET ASSETS -- 100.0%....   $3,427,906,466
                                 ==============
-----------
(a) COST FOR TAX PURPOSES IS THE SAME.

                       See Notes to Financial Statements.

                       FREEDOM GOVERNMENT SECURITIES FUND

                      INVESTMENTS AS OF DECEMBER 31, 2001

 PRINCIPAL             MATURITY
  AMOUNT       RATE      DATE        VALUE
  ------       ----      ----        -----
U.S. GOVERNMENT AGENCY   ISSUES -- 98.2%
FEDERAL FARM CREDIT BANK DISCOUNT
NOTES -- 12.7%
$ 7,900,000   1.800%   01/03/02   $  7,899,210
 11,745,000   2.260%   01/03/02     11,743,525
  2,325,000   2.120%   01/07/02      2,324,179
  4,850,000   2.250%   01/07/02      4,848,181
  7,650,000   2.260%   01/08/02      7,646,638
  3,070,000   2.250%   01/11/02      3,068,081
  3,534,000   1.750%   01/14/02      3,531,766
  3,486,000   1.960%   01/15/02      3,483,343
  2,400,000   2.140%   01/23/02      2,396,861
  5,500,000   2.070%   02/06/02      5,488,615
 12,465,000   1.780%   02/07/02     12,442,196
  1,000,000   1.930%   02/13/02        997,695
 17,000,000   1.800%   04/15/02     16,911,600
  3,165,000   1.820%   06/27/02      3,136,679
                                  ------------
TOTAL FEDERAL FARM CREDIT BANK
  DISCOUNT NOTES...............     85,918,569
                                  ------------
FEDERAL HOME LOAN BANK DISCOUNT NOTES -- 85.5%
 20,485,000   2.020%   01/04/02     20,481,552
 25,000,000   2.290%   01/04/02     24,995,229
  1,035,000   1.750%   01/09/02      1,034,597
  8,915,000   2.270%   01/11/02      8,909,379
 25,775,000   2.280%   01/11/02     25,758,676
 12,000,000   3.510%   01/11/02     11,988,300
  3,700,000   1.910%   01/16/02      3,697,055
 17,525,000   1.930%   01/16/02     17,510,907
  1,000,000   1.940%   01/16/02        999,192
  7,450,000   2.220%   01/17/02      7,442,649
  3,325,000   1.750%   01/18/02      3,322,252
 12,642,000   2.180%   01/18/02     12,628,986

 PRINCIPAL             MATURITY
  AMOUNT       RATE      DATE        VALUE
  ------       ----      ----        -----
FEDERAL HOME LOAN BANK DISCOUNT NOTES --
  (CONTINUED)
$23,000,000   2.200%   01/18/02   $ 22,976,105
 11,900,000   1.900%   01/24/02     11,885,555
  8,000,000   1.755%   01/25/02      7,990,640
 39,100,000   2.110%   01/25/02     39,044,999
 25,000,000   2.020%   01/30/02     24,959,319
 17,700,000   3.450%   01/30/02     17,650,809
  7,625,000   2.000%   02/01/02      7,611,868
  6,970,000   1.805%   02/06/02      6,957,419
 15,000,000   1.720%   02/08/02     14,972,767
 32,250,000   1.940%   02/15/02     32,171,794
 13,180,000   1.950%   02/15/02     13,147,874
  4,000,000   1.750%   02/20/02      3,990,278
 12,700,000   1.950%   02/20/02     12,665,604
 38,200,000   1.965%   02/20/02     38,095,746
 26,325,000   1.900%   02/22/02     26,252,752
 12,700,000   1.730%   03/01/02     12,663,992
 13,400,000   1.810%   03/01/02     13,360,250
 22,285,000   1.670%   03/08/02     22,216,771
 17,475,000   1.710%   03/08/02     17,420,216
 28,600,000   1.670%   03/13/02     28,505,803
 27,800,000   1.720%   03/15/02     27,703,040
 28,800,000   1.730%   03/22/02     28,689,280
  3,899,000   2.220%   04/03/02      3,876,880
  4,725,000   2.190%   04/10/02      4,696,544
                                  ------------
                                   578,275,079
                                  ------------
TOTAL INVESTMENTS -- 98.2%.....    664,193,648(a)
Other Assets & Liabilities
  Net -- 1.8%..................     12,296,492
                                  ------------
TOTAL NET ASSETS -- 100.0%.....   $676,490,140
                                  ============
-----------
(a) COST FOR TAX PURPOSES IS THE SAME.

                       See Notes to Financial Statements.

                         FREEDOM TAX EXEMPT MONEY FUND

                      INVESTMENTS AS OF DECEMBER 31, 2001

 PRINCIPAL
  AMOUNT               DESCRIPTION              VALUE
  ------               -----------              -----
MUNICIPAL SECURITIES -- 98.8%
ALABAMA -- 1.7%
$ 2,500,000   Birmingham (AMBAC/Societe
                Generale) 1.60% 1-02-02....  $  2,500,000
  6,265,000   Mobile IDB 1.60% 1-02-02
                (Wachovia Bank LOC)........     6,265,000
                                             ------------
                                                8,765,000
                                             ------------
ARIZONA -- 4.6%
 13,000,000   Apache County IDA (Toronto
                Dominion Bank LOC) 1.60%
                1-02-02....................    13,000,000
  2,500,000   Arizona Transportation Board
                (Escrowed in U.S.
                Government Securities)
                6.50% 7-01-02..............     2,584,439
  7,400,000   University of Arizona
                (AMBAC/Bayerische
                Landesbank) 1.55% 1-02-02..     7,400,000
                                             ------------
                                               22,984,439
                                             ------------
CALIFORNIA -- 2.2%
  5,000,000   California Higher Education
                Loan Authority (SLMA) 2.62%
                7-01-02....................     5,000,000
  2,000,000   California Higher Education
                Loan Authority (SLMA) 3.15%
                4-01-02....................     2,000,000
  4,000,000   California State 3.25%
                6-28-02....................     4,019,760
                                             ------------
                                               11,019,760
                                             ------------
COLORADO -- 2.5%
  3,400,000   Adams County IDA (Citibank
                LOC) 1.60% 1-03-02.........     3,400,000
  9,302,000   Colorado HFA (MBIA/Credit
                Suisse) 1.62% 1-03-02......     9,302,000
                                             ------------
                                               12,702,000
                                             ------------
DISTRICT OF COLUMBIA -- 1.7%
  3,600,000   District of Columbia (Banc
                One LOC) 1.45% 2-13-02.....     3,600,000
  5,000,000   District of Columbia (Bank of
                America LOC) 1.60%
                1-03-02....................     5,000,000
                                             ------------
                                                8,600,000
                                             ------------

 PRINCIPAL
  AMOUNT               DESCRIPTION              VALUE
  ------               -----------              -----
FLORIDA -- 5.1%
$ 5,600,000   Collier County HFA (Wachovia
                Bank LOC) 1.40% 1-02-02....  $  5,600,000
  1,900,000   Dade County Aviation
                Authority (Morgan Guaranty
                LOC) 1.47% 1-02-02.........     1,900,000
  2,000,000   Florida Turnpike Authority
                (FSA-Insured) 6.00%
                7-01-02....................     2,033,366
  4,900,000   Jacksonville Capital Project
                (AMBAC/SunTrust Bank; Bank
                of America; Banc One) 1.55%
                1-02-02....................     4,900,000
  3,000,000   Palm Beach HFA (Credit Suisse
                LOC) 1.40% 1-02-02.........     3,000,000
  3,200,000   St. John's County IDA (La
                Salle NB LOC) 1.40%
                1-02-02....................     3,200,000
  5,000,000   West Orange HCD (Sun Trust
                Bank LOC) 1.55% 1-03-02....     5,000,000
                                             ------------
                                               25,633,366
                                             ------------
GEORGIA -- 6.0%
  5,000,000   Clayton County (Commerzbank
                LOC) 1.65% 1-02-02.........     5,000,000
  1,000,000   DeKalb Private Hospital
                Authority (SunTrust Bank
                LOC) 1.60% 1-02-02.........     1,000,000
  3,625,000   Georgia State Tollway
                Authority 4.50% 7-01-02....     3,658,486

                       See Notes to Financial Statements.

                         FREEDOM TAX EXEMPT MONEY FUND

 PRINCIPAL
  AMOUNT               DESCRIPTION              VALUE
  ------               -----------              -----
MUNICIPAL SECURITIES -- (CONTINUED)
GEORGIA -- (CONTINUED)
$ 1,550,000   Municipal Electric Authority
                of Georgia (Bayerische
                Landesbank/State Street
                Bank/Landesbank Hessen
                Thuringen/WestDeutsche
                Landesbank LOC's) 1.50%
                1-02-02....................  $  1,550,000
  4,000,000   Municipal Electric Authority
                of Georgia (FSA/Dexia)
                1.25% 1-02-02..............     4,000,000
  3,800,000   Private Colleges &
                Universities Facility
                Authority 1.50% 1-02-02....     3,800,000
  6,000,000   Savannah Authority (Wachovia
                Bank LOC) 1.60% 1-02-02....     6,000,000
  5,000,000   Southern Georgia Hospital
                Authority (AMBAC/ Wachovia
                Bank) 1.85% 1-02-02........     5,000,000
                                             ------------
                                               30,008,486
                                             ------------
HAWAII -- 1.3%
  6,500,000   Honolulu (Landesbank Hessen
                Thuringen LOC) 1.55%
                1-02-02....................     6,500,000
                                             ------------
ILLINOIS -- 9.9%
  1,200,000   Chicago O'Hare International
                Airport Authority (Societe
                Generale LOC) 1.62%
                1-02-02....................     1,200,000
  9,950,000   Elmhurst Health Commission
                (Dexia LOC) 1.60% 1-02-02..     9,950,000
  4,000,000   Illinois Development Finance
                Authority (Banc One LOC)
                1.70% 1-02-02..............     4,000,000
  2,000,000   Illinois Development Finance
                Authority (Bank of America
                LOC) 1.65% 1-02-02.........     2,000,000
  5,300,000   Illinois Development Finance
                Authority (Northern Trust
                Company LOC) 1.75%
                1-02-02....................     5,300,000

 PRINCIPAL
  AMOUNT               DESCRIPTION              VALUE
  ------               -----------              -----
ILLINOIS -- (CONTINUED)
$ 1,100,000   Illinois Development Finance
                Authority PCR 1.90%
                1-02-02....................  $  1,100,000
  6,300,000   Illinois HFA (FSA/ABN-AMRO
                Bank) 1.65% 1-02-02........     6,300,000
  3,500,000   Illinois Toll Highway
                Authority (FSA/Landesbank
                Hessen Thuringen) 1.60%
                1-03-02....................     3,500,000
  7,300,000   Illinois Toll Highway
                Authority (MBIA/Societe
                Generale) 1.55% 1-02-02....     7,300,000
  9,000,000   Lisle Health Facilities
                Authority (FNMA) 1.60%
                1-02-02....................     9,000,000
                                             ------------
                                               49,650,000
                                             ------------
INDIANA -- 5.7%
  5,000,000   Indiana HFFA (Bank of America
                LOC) 1.60% 1-02-02.........     5,000,000
  5,540,000   Indiana HFFA (Bank One LOC)
                1.65% 1-02-02..............     5,540,000
  7,900,000   Indiana MPA (Toronto Dominion
                Bank LOC) 1.60% 1-02-02....     7,900,000
  5,000,000   Purdue University (Wachovia
                Bank LOC) 1.40% 2-07-02....     5,000,000
  4,200,000   Sullivan PCR (NRUCFC) 1.55%
                2-11-02....................     4,200,000
  1,000,000   Whiting EDA 2.75% 2-15-02....     1,000,000
                                             ------------
                                               28,640,000
                                             ------------
IOWA -- 2.0%
  3,085,000   Iowa Finance Authority (Bank
                of America LOC) 1.65%
                1-03-02....................     3,085,000
  5,000,000   Iowa Finance Authority
                (MBIA/Toronto Dominion
                Bank) 1.67% 1-02-02........     5,000,000
  2,000,000   Iowa School Cash Anticipation
                Program (FSA) 3.75%
                6-21-02....................     2,010,035
                                             ------------
                                               10,095,035
                                             ------------

                       See Notes to Financial Statements.

                         FREEDOM TAX EXEMPT MONEY FUND

 PRINCIPAL
  AMOUNT               DESCRIPTION              VALUE
  ------               -----------              -----
MUNICIPAL SECURITIES -- (CONTINUED)
KANSAS -- 0.6%
$ 3,000,000   Burlington PCR (NRUCFC) 1.40%
                1-17-02....................  $  3,000,000
                                             ------------
KENTUCKY -- 1.3%
  5,000,000   Kenton County Airport
                (Commerzebank LOC) 1.65%
                1-02-02....................     5,000,000
  1,500,000   Kentucky ISTA 3.75% 6-28-02..     1,507,330
                                             ------------
                                                6,507,330
                                             ------------
LOUISIANA -- 5.1%
  2,800,000   Lake Charles Harbor & Port
                District (Banc One LOC)
                1.60% 1-03-02..............     2,800,000
  3,000,000   Louisiana PFA (General
                Electric LOC) 1.55%
                1-02-02....................     3,000,000
  7,605,000   Louisiana Offshore Terminal
                Authority (Banc One LOC)
                1.60% 1-02-02..............     7,605,000
  4,000,000   Louisiana Offshore Terminal
                Authority (Banc One LOC)
                1.65% 1-02-02..............     4,000,000
  4,000,000   Plaquemines Harbor & Terminal
                District (KBC Bank LOC)
                3.20% 3-15-02..............     4,000,000
  1,950,000   South Louisiana Port
                Commission (Bayerische
                Landesbank LOC) 1.65%
                1-02-02....................     1,950,000
  2,000,000   West Baton Rouge 1.45%
                2-05-02....................     2,000,000
                                             ------------
                                               25,355,000
                                             ------------
MAINE -- 0.7%
  3,700,000   Maine HEFA (State Street Bank
                & Trust LOC) 1.67%
                1-02-02....................     3,700,000
                                             ------------

 PRINCIPAL
  AMOUNT               DESCRIPTION              VALUE
  ------               -----------              -----
MARYLAND -- 2.1%
$ 1,120,000   Maryland 5.25% 6-15-02.......  $  1,134,792
  3,000,000   Maryland HEFA (Bank One LOC)
                1.55% 1-02-02..............     3,000,000
  6,200,000   Montgomery County HCA
                (MBIA/Bank One) 1.67%
                1-02-02....................     6,200,000
                                             ------------
                                               10,334,792
                                             ------------
MASSACHUSETTS -- 2.8%
  6,805,000   Massachusetts HEFA 1.30%
                1-03-02....................     6,805,000
  5,000,000   Pittsfield BANS 3.52%
                1-15-02....................     5,001,456
  2,500,000   Pittsfield BANS 2.50%
                4-15-02....................     2,504,949
                                             ------------
                                               14,311,405
                                             ------------
MICHIGAN -- 1.9%
  2,300,000   Delta County EDA (Morgan
                Guaranty LOC) 1.65%
                2-20-02....................     2,300,000
  2,000,000   Detroit Sewer Revenue (FGIC/
                FGIC-SPI) 1.55% 1-03-02....     2,000,000
    990,000   Ingham Economic Development
                Corp. (Banc One LOC) 1.75%
                1-02-02....................       990,000
  2,075,000   Michigan HDA (MBIA/ Morgan
                Guaranty Trust) 1.60%
                1-02-02....................     2,075,000
  2,000,000   Michigan State Building
                Authority (Canadian
                Imperial Bank of
                Commerce/Bank of New
                York/Commerzebank LOC's)
                1.80% 1-24-02..............     2,000,000
                                             ------------
                                                9,365,000
                                             ------------
MINNESOTA -- 0.1%
    700,000   Duluth PCR (Wachovia Bank
                LOC) 1.55% 1-03-02.........       700,000
                                             ------------

                       See Notes to Financial Statements.

                         FREEDOM TAX EXEMPT MONEY FUND

 PRINCIPAL
  AMOUNT               DESCRIPTION              VALUE
  ------               -----------              -----
MUNICIPAL SECURITIES -- (CONTINUED)
MISSOURI -- 1.7%
$ 4,450,000   Columbia (Insurance Reserve
                Bonds) (Toronto Dominion
                Bank LOC) 1.60% 1-02-02....  $  4,450,000
  3,000,000   Columbia Water and Electric
                Authority (Toronto Dominion
                Bank LOC) 1.60% 1-02-02....     3,000,000
  1,000,000   Missouri Environmental
                Improvement Authority 1.75%
                1-02-02....................     1,000,000
                                             ------------
                                                8,450,000
                                             ------------
NEBRASKA -- 4.0%
 12,785,000   Lancaster County Hospital
                Authority (La Salle NB LOC)
                1.95% 1-02-02..............    12,785,000
  2,440,000   Lancaster County Hospital
                Authority (MBIA/
                Commerzbank) 1.60%
                1-02-02....................     2,440,000
  4,990,000   Sarpy County Hospital
                Authority (LaSalle NB LOC)
                1.95% 1-02-02..............     4,990,000
                                             ------------
                                               20,215,000
                                             ------------
NEVADA -- 0.6%
  3,000,000   Clark County Airport Revenue
                (Bayerische Landesbank LOC)
                1.57% 1-03-02..............     3,000,000
                                             ------------
NEW HAMPSHIRE -- 0.2%
  1,000,000   New Hampshire HEFA
                (FGIC/Chase Manhattan Bank)
                1.60% 1-02-02..............     1,000,000
                                             ------------
NEW MEXICO -- 0.5%
  2,600,000   Albuquerque Joint Water &
                Sewer Revenue Bonds (AMBAC)
                5.00% 7-01-02..............     2,628,139
                                             ------------
NEW YORK -- 0.3%
  1,500,000   New York State Electric & Gas
                (Morgan Guaranty Trust LOC)
                3.15% 3-15-02..............     1,500,000
                                             ------------

 PRINCIPAL
  AMOUNT               DESCRIPTION              VALUE
  ------               -----------              -----
NORTH CAROLINA -- 3.8%
$ 5,425,000   Charlotte Airport (MBIA/Bank
                of America) 1.55%
                1-03-02....................  $  5,425,000
  2,300,000   Greensboro Enterprise Systems
                (Bank of America LOC) 1.60%
                1-02-02....................     2,300,000
  2,180,000   North Carolina Educational
                Facilities (Bank of America
                LOC) 1.60% 1-02-02.........     2,180,000
  4,100,000   North Carolina Educational
                Facilities (MBIA/Bank of
                America) 1.75% 1-02-02.....     4,100,000
  5,000,000   North Carolina Educational
                Facilities (Wachovia Bank
                LOC) 1.62% 1-03-02.........     5,000,000
                                             ------------
                                               19,005,000
                                             ------------
OHIO -- 1.8%
  1,170,000   Clinton County Hospital
                Finance Program (Fifth
                Third Bank LOC) 1.75%
                1-02-02....................     1,170,000
  7,655,000   Franklin County Hospital
                Revenue (Morgan Guaranty
                Trust LOC) 1.60% 1-03-02...     7,655,000
                                             ------------
                                                8,825,000
                                             ------------
OREGON -- 0.8%
  4,000,000   Tri-County Metropolitan
                Transit District
                (Bayerische Landesbank LOC)
                1.55% 1-03-02..............     4,000,000
                                             ------------
PENNSYLVANIA -- 8.4%
 15,910,000   Delaware Valley Finance
                Authority (Credit Suisse
                LOC) 1.60% 1-03-02.........    15,910,000
  8,600,000   Emmaus GRA (Bayerische
                Landesbank LOC) 1.65%
                1-02-02....................     8,600,000
 13,300,000   Emmaus GRA (Goldman GIC)
                1.70% 1-02-02..............    13,300,000

                       See Notes to Financial Statements.

                         FREEDOM TAX EXEMPT MONEY FUND

 PRINCIPAL
  AMOUNT               DESCRIPTION              VALUE
  ------               -----------              -----
MUNICIPAL SECURITIES -- (CONTINUED)
PENNSYLVANIA -- (CONTINUED)
$ 1,700,000   Emmaus GRA (KBC Bank LOC)
                1.65% 1-02-02..............  $  1,700,000
  2,570,000   Pennsylvania Turnpike
                Authority (FGIC) 4.00%
                6-01-02....................     2,584,884
                                             ------------
                                               42,094,884
                                             ------------
SOUTH CAROLINA -- 1.4%
  2,800,000   Florence County Hospital
                Revenue (FGIC/Wachovia
                Bank) 1.60% 1-03-02........     2,800,000
  4,200,000   South Carolina 4.20%
                4-01-02....................     4,215,421
                                             ------------
                                                7,015,421
                                             ------------
TENNESSEE -- 2.4%
  5,195,000   Clarksville PBA (Bank of
                America LOC) 1.60%
                1-03-02....................     5,195,000
  1,100,000   Hamilton County (Bank of
                America LOC) 1.60%
                1-02-02....................     1,100,000
  4,000,000   Montgomery PBA (Bank of
                America LOC) 1.60%
                1-03-02....................     4,000,000
  1,600,000   Nashville-Davidson Counties
                HEFA (NationsBank LOC)
                1.60% 1-03-02..............     1,600,000
                                             ------------
                                               11,895,000
                                             ------------
TEXAS -- 7.5%
  3,650,000   Austin County IDA (Banc One
                LOC) 1.60% 1-02-02.........     3,650,000
  3,472,000   Austin Utility System (Morgan
                Guaranty Trust/State Street
                Bank & Trust/Dexia LOC's)
                1.45% 1-15-02..............     3,472,000
  3,000,000   Austin Utility System (Morgan
                Guaranty Trust/State Street
                Bank & Trust/Dexia LOC's)
                1.40% 1-22-02..............     3,000,000
  6,500,000   Bexar County HFA (FNMA) 1.60%
                1-02-02....................     6,500,000
  2,500,000   Corpus Christi Port Authority
                PCR (Toronto Dominion Bank
                LOC) 1.70% 1-02-02.........     2,500,000

 PRINCIPAL
  AMOUNT               DESCRIPTION              VALUE
  ------               -----------              -----
TEXAS -- (CONTINUED)
$ 4,065,000   Gulf Coast Marine Terminal
                IDA 1.90% 6-01-02..........  $  4,065,000
  3,000,000   Gulf Coast Waste Disposal
                Authority PCR 2.75%
                1-15-02....................     3,000,000
  2,000,000   Lower Colorado River
                Authority (Morgan Guaranty
                LOC) 1.40% 2-07-02.........     2,000,000
  4,100,000   Northern Texas Higher
                Education Authority (Bank
                of America/Dexia LOC's)
                1.65% 1-02-02..............     4,100,000
  1,300,000   Port Development Corp. of
                Texas (Canadian Imperial
                Bank of Commerce LOC) 1.60%
                1-02-02....................     1,300,000
  4,000,000   Texas State TRANS 3.75%
                8-29-02....................     4,032,054
                                             ------------
                                               37,619,054
                                             ------------
UTAH -- 3.0%
  2,800,000   Intermountain Power Agency
                (AMBAC/Landesbank Hessen
                Thuringen) 1.85% 1-10-02...     2,800,000
  3,000,000   Intermountain Power Agency
                (AMBAC/Landesbank Hessen
                Thuringen) 1.85% 1-14-02...     3,000,000
  3,000,000   Intermountain Power Agency
                (AMBAC/Landesbank Hessen
                Thuringen) 2.10% 3-15-02...     3,000,000
  2,500,000   Intermountain Power Agency
                (Bank of America/Bank of
                Nova Scotia LOC's) 1.90%
                1-08-02....................     2,500,000
  4,000,000   Utah Transit Authority
                (Bayerische Landesbank LOC)
                1.50% 1-03-02..............     4,000,000
                                             ------------
                                               15,300,000
                                             ------------

                       See Notes to Financial Statements.

                         FREEDOM TAX EXEMPT MONEY FUND

 PRINCIPAL
  AMOUNT               DESCRIPTION              VALUE
  ------               -----------              -----
MUNICIPAL SECURITIES -- (CONTINUED)
VERMONT -- 1.0%
$ 5,000,000   Vermont Education and Health
                Building Authority
                (AMBAC/Chase Manhattan
                Bank) 1.60% 1-02-02........  $  5,000,000
                                             ------------
VIRGINIA -- 1.1%
  2,000,000   Harrisonburg Virginia
                Redevelopment and Housing
                Revenue Bonds (Banc One
                LOC) 1.68% 1-03-02.........     2,000,000
  1,235,000   Henrico County IDA (Bank of
                America LOC) 1.60%
                1-03-02....................     1,235,000
  2,065,000   Louisa County IDA
                (NationsBank LOC) 1.60%
                1-02-02....................     2,065,000
                                             ------------
                                                5,300,000
                                             ------------
WASHINGTON -- 2.6%
  3,370,000   Port of Vancouver IDB (Bank
                of America LOC) 1.60%
                1-02-02....................     3,370,000
  4,900,000   Seattle Water System Revenue
                Bonds (Bayerische
                Landesbank LOC) 1.50%
                1-02-02....................     4,900,000
  4,750,000   Washington State Public Power
                Supply System (Morgan
                Guaranty Trust LOC) 1.55%
                1-02-02....................     4,750,000
                                             ------------
                                               13,020,000
                                             ------------
WISCONSIN -- 0.4%
  1,800,000   Wisconsin Health and
                Education Facilities (Bank
                One LOC) 1.70% 1-02-02.....     1,800,000
                                             ------------
TOTAL INVESTMENTS -- 98.8%.................   495,539,111(a)
Other Assets & Liabilities, Net -- 1.2%....     5,967,007
                                             ------------
TOTAL NET ASSETS -- 100.00%................  $501,506,118
                                             ============

Legend:
BANS -- Bond Anticipation Notes
EDA -- Economic Development Authority
GIC -- Guaranteed Investment Contract
GRA -- General Revenue Authority
HCA -- Health Care Authority
HDA -- Housing Development Authority
HEFA -- Health Education Finance Authority
HFFA -- Health Facility Finance Authority
HFA -- Housing Finance Authority
IDA -- Industrial Development Authority
IDB -- Industrial Development Bond
ISTA -- Interlocal School Transportation Authority
LOC -- Letter of Credit
MPA -- Municipal Power Authority
NRUCFC -- National Rural Utilities Cooperative Finance Corp.
PBA -- Public Building Authority
PCR -- Pollution Control Revenue
PFA -- Public Finance Authority
TRANS -- Tax & Revenue Anticipation Notes

Insurance Abbreviations:
AMBAC -- American Municipal Bond Assurance Corporation
FGIC -- Financial Guaranty Insurance Corporation
FGIC-SPI -- Financial Guaranty Insurance Corporation-
Securities Purchased Inc.
FNMA -- Federal National Mortgage Association
FSA -- Financial Security Assurance Inc.
MBIA -- Municipal Bond Investors Assurance
SLMA -- Student Loan Marketing Association

Maturity dates for many bonds and notes represent the next scheduled date at which the interest rate may be adjusted or a "demand" or "put" feature may be exercised.

------------
(a) COST FOR TAX PURPOSES IS THE SAME.

                       See Notes to Financial Statements.

          FREEDOM MUTUAL FUND
   FREEDOM GROUP OF TAX EXEMPT FUNDS
  STATEMENTS OF ASSETS AND LIABILITIES
           DECEMBER 31, 2001

                                                                 FREEDOM          FREEDOM         FREEDOM
                                                                   CASH          GOVERNMENT      TAX EXEMPT
                                                                MANAGEMENT       SECURITIES        MONEY
                                                                   FUND             FUND            FUND
                                                              --------------    ------------    ------------
ASSETS
   Investments, at amortized cost...........................  $3,398,638,564    $664,193,648    $495,539,111
   Cash.....................................................       2,510,508       8,827,715              --
   Receivable for Fund shares sold..........................      34,035,648       4,395,894       5,593,549
   Receivable for Investments sold..........................              --              --         100,000
   Interest receivable......................................         361,261              --       1,376,038
   Prepaid expenses.........................................         346,303          10,340           8,822
   Other assets.............................................          65,871          18,473          21,495
                                                              --------------    ------------    ------------
   TOTAL ASSETS.............................................   3,435,958,155     677,446,070     502,639,015
                                                              --------------    ------------    ------------
LIABILITIES
   Payable for Fund shares redeemed.........................       5,929,812         548,804         776,403
   Payable to custodian bank................................              --              --          17,218
   Dividends payable........................................         147,256          29,646          16,016
   Accrued expenses:
       Investment adviser's fee.............................       1,346,945         282,024         222,115
       Transfer agent and shareholder servicing fee.........         320,957          24,077          15,041
       Other................................................         306,719          71,379          86,104
                                                              --------------    ------------    ------------
   TOTAL LIABILITIES........................................       8,051,689         955,930       1,132,897
                                                              --------------    ------------    ------------
NET ASSETS..................................................  $3,427,906,466    $676,490,140    $501,506,118
                                                              ==============    ============    ============
NET ASSETS CONSIST OF:
   Capital paid in..........................................  $3,427,917,937    $676,509,474    $501,506,118
   Accumulated net realized gain (loss).....................         (11,471)        (19,334)             --
                                                              --------------    ------------    ------------
                                                              $3,427,906,466    $676,490,140    $501,506,118
                                                              ==============    ============    ============
   SHARES ISSUED AND OUTSTANDING
     (UNLIMITED SHARES AUTHORIZED)..........................   3,428,042,060     676,473,921     501,488,749
                                                              --------------    ------------    ------------
   NET ASSET VALUE PER SHARE................................  $         1.00    $       1.00    $       1.00
                                                              ==============    ============    ============

                       See Notes to Financial Statements.

          FREEDOM MUTUAL FUND
   FREEDOM GROUP OF TAX EXEMPT FUNDS
        STATEMENTS OF OPERATIONS
      YEAR ENDED DECEMBER 31, 2001

                                                                FREEDOM         FREEDOM        FREEDOM
                                                                  CASH        GOVERNMENT     TAX EXEMPT
                                                               MANAGEMENT     SECURITIES        MONEY
                                                                  FUND           FUND           FUND
                                                              ------------    -----------    -----------
INTEREST INCOME.............................................  $144,690,660    $26,018,044    $14,344,816
                                                              ------------    -----------    -----------
EXPENSES
   Investment adviser's fee.................................    15,802,450      3,101,323      2,600,347
   Transfer agent & shareholder services....................     3,908,250        286,110        181,000
   Custodian................................................       451,005        110,235        106,501
   Compensation of Trustees.................................        54,555         16,715         14,389
   Audit....................................................        29,975         18,530         26,175
   Legal....................................................        59,760          7,775         31,635
   Printing, postage and stationery.........................       253,655         30,415         16,615
   Membership dues..........................................        54,248         10,183          7,605
   Registration expense.....................................       259,850         80,180         87,191
   Insurance expense........................................       749,809          9,250          7,571
   Other....................................................         1,825            825             --
                                                              ------------    -----------    -----------
   TOTAL EXPENSES...........................................    21,625,382      3,671,541      3,079,029
                                                              ------------    -----------    -----------
   LESS EXPENSE REDUCTIONS..................................            --             --         (6,281)
                                                              ------------    -----------    -----------
   NET EXPENSES.............................................    21,625,382      3,671,541      3,072,748
                                                              ------------    -----------    -----------
NET INVESTMENT INCOME.......................................   123,065,278     22,346,503     11,272,068
                                                              ------------    -----------    -----------
NET REALIZED GAIN ON INVESTMENTS............................        11,753         13,587             --
                                                              ------------    -----------    -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $123,077,031    $22,360,090    $11,272,068
                                                              ============    ===========    ===========

                       See Notes to Financial Statements.

          FREEDOM MUTUAL FUND
 FREEDOM GROUP OF TAX EXEMPT FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

                                                       FREEDOM                              FREEDOM
                                                CASH MANAGEMENT FUND              GOVERNMENT SECURITIES FUND
                                         -----------------------------------   ---------------------------------
                                            YEAR ENDED         YEAR ENDED        YEAR ENDED        YEAR ENDED
                                           DECEMBER 31,       DECEMBER 31,      DECEMBER 31,      DECEMBER 31,
                                               2001               2000              2001              2000
                                         ----------------   ----------------   ---------------   ---------------
INCREASE IN NET ASSETS FROM:
OPERATIONS:
   Net investment income...............  $    123,065,278   $    167,858,750   $    22,346,503   $    31,115,615
   Net realized gain (loss) from
    investments........................            11,753               (976)           13,587            (3,802)
                                         ----------------   ----------------   ---------------   ---------------
   Net increase in net assets resulting
    from operations....................       123,077,031        167,857,774        22,360,090        31,111,813
DIVIDENDS TO SHAREHOLDERS..............      (123,065,278)      (167,858,750)      (22,346,503)      (31,115,615)
                                         ----------------   ----------------   ---------------   ---------------
                                                   11,753               (976)           13,587            (3,802)
                                         ----------------   ----------------   ---------------   ---------------
CAPITAL SHARE TRANSACTIONS:
 (At Net Asset Value of $1 per share)
   Proceeds from sale of shares........    10,679,133,636     11,760,119,190     2,387,656,332     2,025,872,165
   Net asset value of shares issued to
    shareholders in reinvestment of
    dividends..........................       121,722,359        162,545,324        22,235,882        30,269,222
   Cost of shares redeemed.............   (10,594,798,764)   (11,352,248,109)   (2,355,026,097)   (1,916,334,989)
                                         ----------------   ----------------   ---------------   ---------------
    Net increase from capital share
      transactions.....................       206,057,231        570,416,405        54,866,117       139,806,398
                                         ----------------   ----------------   ---------------   ---------------
   Net increase in net assets..........       206,068,984        570,415,429        54,879,704       139,802,596
NET ASSETS:
   Beginning of period.................     3,221,837,482      2,651,422,053       621,610,436       481,807,840
                                         ----------------   ----------------   ---------------   ---------------
   End of period.......................  $  3,427,906,466   $  3,221,837,482   $   676,490,140   $   621,610,436
                                         ================   ================   ===============   ===============

                                                      FREEDOM
                                               TAX EXEMPT MONEY FUND
                                         ---------------------------------
                                           YEAR ENDED        YEAR ENDED
                                          DECEMBER 31,      DECEMBER 31,
                                              2001              2000
                                         ---------------   ---------------
INCREASE IN NET ASSETS FROM:
OPERATIONS:
   Net investment income...............  $    11,272,068   $    14,833,885
   Net realized gain (loss) from
    investments........................               --                --
                                         ---------------   ---------------
   Net increase in net assets resulting
    from operations....................       11,272,068        14,833,885
DIVIDENDS TO SHAREHOLDERS..............      (11,272,068)      (14,833,885)
                                         ---------------   ---------------
                                                      --                --
                                         ---------------   ---------------
CAPITAL SHARE TRANSACTIONS:
 (At Net Asset Value of $1 per share)
   Proceeds from sale of shares........    1,975,333,732     1,818,177,435
   Net asset value of shares issued to
    shareholders in reinvestment of
    dividends..........................       11,090,362        14,294,587
   Cost of shares redeemed.............   (1,959,040,953)   (1,725,424,448)
                                         ---------------   ---------------
    Net increase from capital share
      transactions.....................       27,383,141       107,047,574
                                         ---------------   ---------------
   Net increase in net assets..........       27,383,141       107,047,574
NET ASSETS:
   Beginning of period.................      474,122,977       367,075,403
                                         ---------------   ---------------
   End of period.......................  $   501,506,118   $   474,122,977
                                         ===============   ===============

                       See Notes to Financial Statements.

                              FREEDOM MUTUAL FUND

                       FREEDOM GROUP OF TAX EXEMPT FUNDS

                         NOTES TO FINANCIAL STATEMENTS

     NOTE 1. ACCOUNTING POLICIES. Freedom Mutual Fund and Freedom Group of Tax Exempt Funds (the "Trusts") are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended, as open-end management companies. The Agreements and Declarations of Trust permit the issuance of an unlimited number of shares of beneficial interest in separate series, with shares of each series representing interests in a separate portfolio of assets and operating as a separate distinct fund (a "Fund"). The Freedom Mutual Fund consists of the Freedom Cash Management Fund and the Freedom Government Securities Fund. The Freedom Group of Tax Exempt Funds consists of the Freedom Tax Exempt Money Fund and the Freedom California Tax Exempt Money Fund. The Freedom Cash Management Fund, the Freedom Government Securities Fund and the Freedom Tax Exempt Money Fund are collectively referred to as the "Funds". The financial statements of the Freedom California Tax Exempt Money Fund are included in a separate annual report for that Fund.

     The following is a summary of significant accounting policies followed by the Trusts in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     Security Valuation and Transactions. Each Trust values its portfolio securities utilizing the amortized cost valuation method. This method involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Investment securities transactions are accounted for on the date the securities are purchased or sold.

     Expenses. The majority of the expenses of each Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable as belonging to a specific Fund are allocated in such a manner as deemed equitable by the Trustees, taking into consideration, among other things, the nature and type of expense and the relative sizes of the Funds.

     Trustees' fees of $6,000 per Trust, per year, plus $250 per meeting of the Board of Trustees and $350 per meeting of any committee thereof, are paid to each Trustee who is not an interested person of the Trusts. No remuneration is paid by either Trust to any Trustee or officer of that Trust who is affiliated with Freedom Capital Management Corporation, the Trusts' advisor.

     The Trusts have entered into an Errors and Omissions/Director's and Officer's insurance agreement with ICI Mutual Insurance Company under which each Trust pays both an annual insurance premium and a one-time reserve premium, and is committed to provide additional funds of up to 300% of its initial annual premium if and when called upon. The Freedom Cash Management Fund has entered into a money market fund default insurance agreement with ICI Mutual Insurance Company as well.

                              FREEDOM MUTUAL FUND

                       FREEDOM GROUP OF TAX EXEMPT FUNDS

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

     The Freedom Tax Exempt Money Fund has an agreement with the custodian bank under which $6,281 of custodian fees have been reduced by balance credits applied during the year ended December 31, 2001. If the Fund had not entered into this agreement, the assets not invested, on which these balance credits were earned, could have produced taxable income.

     Federal Income Tax. It is each Fund's policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its income to its shareholders. It is also the intention of the Funds to make sufficient distributions to shareholders to avoid imposition of excise tax on undistributed amounts under the Internal Revenue Code. Therefore, no federal income or excise tax provision is required. The tax character of distributions paid during the year ended December 31, 2001 was ordinary income for the Freedom Cash Management and Freedom Government Securities Funds, and tax-exempt income for the Freedom Tax Exempt Money Fund.

     As of December 31, 2001, the Freedom Cash Management Fund had $11,471 of capital loss carryforwards of which $8,517, $1,978 and $976 expire on December 31, 2005, December 31, 2007 and December 31, 2008, respectively. As of December 31, 2001, the Freedom Government Securities Fund had $19,334 of capital loss carryforwards of which $5,272, $10,260 and $3,802 expire on December 31, 2002, December 31, 2005 and December 31, 2008, respectively.

     Interest Income and Dividends to Shareholders. Interest income is accrued as earned. Dividends to shareholders are declared daily from net investment income, which consists of interest accrued or discount earned (including original issue and market discount) less amortization of premium and the estimated expenses of the Fund applicable to the dividend period.

     Other. The custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Funds in the event of default by the seller. In connection with transactions in repurchase agreements, if the seller defaults and the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be limited or delayed.

     The Funds may purchase or sell securities on a when-issued basis. Payment and delivery may take place more than a week after the date of the transaction. The price that will be paid for the underlying securities is fixed at the time the transaction is negotiated.

     NOTE 2.  INVESTMENT ADVISOR AND OTHER RELATED PARTY
TRANSACTIONS. Effective October 31, 2001, Freedom Capital Management Corporation ("FCMC"), investment adviser to the Freedom Cash Management Fund, Freedom Government Securities Fund, and Freedom Tax-Exempt Fund became an indirect wholly-owned subsidiary of Royal Bank of Canada ("RBC") as a result of the merger of Tucker Anthony Sutro with an indirect subsidiary of RBC. FCMC is an affiliate of Sutro & Co., Inc. ("Sutro"), Tucker Anthony Incorporated ("Tucker Anthony") and Freedom Services Corp. All are

                              FREEDOM MUTUAL FUND

                       FREEDOM GROUP OF TAX EXEMPT FUNDS

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

wholly owned subsidiaries of Royal Bank of Canada Dain Rauscher (formerly wholly owned subsidiaries of Tucker Anthony Sutro).

     FCMC furnishes the Funds with administration and other services and office facilities in Boston. For these services and facilities, each Fund pays a monthly fee, computed separately for each Fund, based upon the average daily net asset value of each Fund, at the annual rate of one half of one percent (.50%) on the first $500 million of average daily net assets and forty-five hundredths of one percent (.45%) for average daily net assets in excess of that amount. The Funds themselves pay no salaries or compensation to any of their officers.

     Tucker Anthony and Sutro act as distributors of the Trusts' shares and receive no compensation for such services. As transfer agent, Freedom Services Corp. received reimbursements from the Funds for maintaining and servicing shareholder accounts for the year ended December 31, 2001 as follows:

                            CASH      GOVERNMENT       TAX
                         MANAGEMENT   SECURITIES   EXEMPT MONEY
                            FUND         FUND          FUND
                         ----------   ----------   ------------
                         $3,908,250...  $286,110     $181,000
                         ==========    ========      ========

     NOTE 3. PURCHASES AND SALES. Purchases and Sales (including maturities) of investments (excluding repurchase agreements) for the year ended December 31, 2001 were as follows:

                                                 CASH            GOVERNMENT           TAX
                                              MANAGEMENT         SECURITIES       EXEMPT MONEY
                                                 FUND               FUND              FUND
                                            ---------------    --------------    --------------
Purchases
  U.S. Government.........................        --           $4,000,761,905          --
  Other...................................  $25,022,855,827          --          $1,019,314,744
Sales
  U.S. Government.........................        --           $3,979,502,627          --
  Other...................................  $24,938,605,634          --          $  987,719,800

     NOTE 4.  SUBSEQUENT EVENT

     Tucker Anthony and Sutro, the sole record holders of all of the outstanding shares of each Fund, have notified their brokerage customers of their intention to replace the Freedom Cash Management Fund, Freedom Government Securities Fund and Freedom Tax-Exempt Fund as cash sweep vehicles for customer brokerage accounts with the Great Hall Prime Money Market Fund, Great Hall U.S. Government Money Market Fund and Great Hall Tax-Free Money Market Fund, respectively (each, a "Great Hall Fund"). The Great Hall Funds are advised by Voyageur Asset Management Inc, an indirect subsidiary of RBC. Tucker Anthony and Sutro intend to redeem all of the outstanding shares of each Fund and immediately thereafter purchase shares of the corresponding Great Hall Fund. It is expected that the portfolio securities of each Fund will be sold to the corresponding Great Hall Fund on or about March 8, 2002. It is also expected that the Board of Trustees will vote on or about

                              FREEDOM MUTUAL FUND

                       FREEDOM GROUP OF TAX EXEMPT FUNDS

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

March 28, 2002 to deregister the Trusts as investment companies under the 1940 Act and terminate the Trusts under Massachusetts law.

     NOTE 5.  TRUSTEES AND OFFICERS -- (UNAUDITED)

                                                                                         LENGTH
                                                                  POSITION    TERM OF   OF TIME        PRINCIPAL OCCUPATION
            NAME                        ADDRESS             AGE   WITH FUND   OFFICE     SERVED      FOR THE LAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
*Dexter A. Dodge              One Beacon Street             67   Chairman of    N/A    Since 1992  Chief Executive Officer and
                              Boston, MA 02108                   the Board                         Director of the Adviser
------------------------------------------------------------------------------------------------------------------------------------
Richard A. Farrell            50 Beacon Street              67   Trustee        N/A    Since 1982  President - Farrell, Healer
                              Marblehead, MA 01945                                                 & Co., a venture capital
                                                                                                   management firm
Ernest T. Kendall             P.O. Box 7                    69   Trustee        N/A    Since 1993  President - Commonwealth
                              Brookline, MA 02446                                                  Research Group, Inc., an
                                                                                                   economic consulting firm
Richard B. Osterberg          84 State Street               57   Trustee        N/A    Since 1993  Member of the Law Firm
                              Boston, MA 02109                                                     Weston, Patrick, Willard &
                                                                                                   Redding
William H. Darling            1 State Street Suite 400      52   Trustee        N/A    Since 1997  President, W.H. Darling &
                              Boston, MA 02109                                                     Co., Inc., managing
                                                                                                   corporate general partner to
                                                                                                   a coal land lessor, since
                                                                                                   1994. Partner of Sagamore
                                                                                                   Partners, which provides
                                                                                                   Trust Services, since 1993.
                                                                                                   CPA since 1982.
John R. Haack                 311 Commonwealth Ave. #81     60   Trustee        N/A    Since 1997  Superintendent, Sheriff's
                              Boston, MA 02115                                                     Department, Suffolk County
Laurence R. Veator, Jr.       8 Cove Way, Rust Island       68   Trustee        N/A    Since 1997  Retired
                              Gloucester, MA 01930
Paul F. Marandett             One Beacon Street             59   President      N/A    Since 2000  Exec. V.P. of the Adviser
                              Boston, MA 02108                                                     since 2000. Senior V.P. of
                                                                                                   the Adviser since 1996.
Darlene F. Rego               One Beacon Street             38   Treasurer      N/A    Since 1992  V.P. of the Adviser since
                              Boston, MA 02108                                                     1995
Mary Jeanne Currie            One Beacon Street             53   Vice           N/A    Sine 1982   Senior V.P. of the Adviser
                              Boston, MA 02108                   President                         since 1998. V.P. of the
                                                                                                   Adviser since 1983.
Maureen M. Renzi              One Beacon Street             38   Secretary      N/A    Since 2000  V.P. of the Adviser since
                              Boston, MA 02108                                                     1996.

     The Funds Statement of Additional Information provides additional information about Fund Directors, and is available without charge, upon request to shareholders who call the following toll-free number (800)-453-8206.

                              FREEDOM MUTUAL FUND

                       FREEDOM GROUP OF TAX EXEMPT FUNDS

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

* "Interested Person" of the Trust as defined in the Investment Company Act of 1940 because of his positions with the Adviser. Each Trustee oversees 4 portfolios in the Fund complex. The only applicable other directorships outside the Fund complex are the John Hancock Funds, for which Mr. Farrell oversees 38 portfolios.

                              FINANCIAL HIGHLIGHTS

                                                                                                        RATIO OF    RATIO OF NET
                              NET ASSET                DIVIDENDS    NET ASSET                           EXPENSES     INVESTMENT
                                VALUE        NET        FROM NET      VALUE              NET ASSETS    TO AVERAGE     INCOME TO
            YEAR              BEGINNING   INVESTMENT   INVESTMENT    END OF     TOTAL    END OF YEAR     DAILY      AVERAGE DAILY
           ENDED               OF YEAR      INCOME       INCOME       YEAR      RETURN   (THOUSANDS)   NET ASSETS    NET ASSETS
----------------------------  ---------   ----------   ----------   ---------   ------   -----------   ----------   -------------
CASH MANAGEMENT FUND
December 31, 2001...........    $1.00      $0.0357      $(0.0357)     $1.00      3.63%   $3,427,906       0.63%         3.56%
December 31, 2000...........     1.00       0.0580       (0.0580)      1.00      5.94     3,221,837       0.64          5.80
December 31, 1999...........     1.00       0.0458       (0.0458)      1.00      4.67     2,651,422       0.64          4.58
December 31, 1998...........     1.00       0.0491       (0.0491)      1.00      5.03     2,330,295       0.65          4.91
December 31, 1997...........     1.00       0.0492       (0.0492)      1.00      5.03     1,746,837       0.69          4.92
GOVERNMENT SECURITIES FUND
December 31, 2001...........    $1.00      $0.0353      $(0.0353)     $1.00      3.59%     $676,490       0.58%         3.53%
December 31, 2000...........     1.00       0.0570       (0.0570)      1.00      5.83       621,610       0.59          5.70
December 31, 1999...........     1.00       0.0446       (0.0446)      1.00      4.54       481,808       0.61          4.46
December 31, 1998...........     1.00       0.0481       (0.0481)      1.00      4.93       443,517       0.61          4.81
December 31, 1997...........     1.00       0.0485       (0.0485)      1.00      4.96       370,358       0.65          4.86
TAX EXEMPT MONEY FUND
December 31, 2001...........    $1.00      $0.0215      $(0.0215)     $1.00      2.17%*    $501,506       0.59%(a)      2.16%(b)
December 31, 2000...........     1.00       0.0351       (0.0351)      1.00      3.56*      474,123       0.61(a)       3.50(b)
December 31, 1999...........     1.00       0.0265       (0.0265)      1.00      2.68*      367,075       0.63(a)       2.64(b)
December 31, 1998...........     1.00       0.0283       (0.0283)      1.00      2.88*      355,393       0.63(a)       2.83(b)
December 31, 1997...........     1.00       0.0300       (0.0300)      1.00      3.04*      289,904       0.66(a)       2.98(b)

---------------
(a) Ratio of expenses to average daily net assets after expense credits was 0.59%, 0.60%, 0.62%, 0.62% and 0.64% for the years ended December 31, 2001,
    December 31, 2000, December 31, 1999, December 31, 1998 and December 31, 1997, respectively.

(b) Ratio of net investment income to average daily net assets after expense credits was 2.16%, 3.51%, 2.65%, 2.83% and 3.00% for the years ended December 31, 2001, December 31, 2000, December 31, 1999, December 31, 1998 and December 31, 1997, respectively.

 *  Total return would have been lower without credits allowed by the custodian.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                         NO SALES OR REDEMPTION CHARGES

                                  DISTRIBUTORS

                          Tucker Anthony Incorporated
                               One Beacon Street
                          Boston, Massachusetts 02108

                              Telephone Toll Free
                                  800-453-8206

                            Sutro & Co. Incorporated
                             201 California Street
                        San Francisco, California 94111

                               INVESTMENT ADVISER

                     Freedom Capital Management Corporation
                               One Beacon Street
                        Boston, Massachusetts 02108-3105

                            TRANSFER AND SHAREHOLDER
                                 SERVICES AGENT

                          Freedom Services Corporation
                               15 Exchange Place
                             Jersey City, NJ 07302

                              Telephone Toll Free
                                  800-453-8206

                              [FLAG LOGO] FREEDOM
                             FAMILY OF MUTUAL FUNDS

                                 FREEDOM GROUP
                                 OF MONEY FUNDS

                                  [FREE LOGO]
                                    Freedom
                                Cash Management
                                     Fund
                                      --
                                    Freedom
                                   Government
                                 Securities Fund
                                      --
                                    Freedom
                                   Tax Exempt
                                   Money Fund

                                 ANNUAL REPORT

                               DECEMBER 31, 2001